Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories	(6) Inventories Inventories consisted of the following at December 31:

	2011	2010
Raw materials and work in process	$135	$125
Finished goods	259	250

Total inventories	$394	$375